Retirement Benefits - Weighted Average Durations of Defined Benefit Plans (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Lump-sum severance indemnity plans [member]
Disclosure of defined benefit plans [Line Items]
Weighted average durations of defined benefit plans	12 years 10 months 24 days	10 years 6 months	12 years 8 months 12 days
Defined benefit pension plans [member]
Disclosure of defined benefit plans [Line Items]
Weighted average durations of defined benefit plans	18 years 6 months	17 years 6 months	18 years 10 months 24 days